INVESTMENTS IN UNCONSOLIDATED ENTITIES 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Investments In Unconsolidated Entities (Details) [Abstract]
Distributable income of RBS Sempra Commodities (IFRS basis)	$ 0	$ 0	$ 30
Distributions from RBS Sempra Commodities LLP, operating activities	0	0	53
Loss on impairment of RBS Sempra Commodities			(16)
Loss on impairment of RBS Sempra Commodities, after tax			(10)
Investment in RBS Sempra Commodities LLP	73			126	[1]
Distributions from RBS Sempra Commodities LLP	50	0	623
Distributions include sales proceeds and our portion of distributable income			651
Amounts to settle certain liabilities that we owed to RBS			$ 28

[1]	At measurement date of September 30, 2011. At December 31, 2013, our investment in RBS Sempra Commodities had a carrying value of $73 million, reflecting subsequent equity method activity to record distributions and losses.